UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2650

Seligman Cash Management Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Cash Management Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2008

	Principal Amount	Value

Time Deposits 54.9%
ABN AMRO Bank, Grand Cayman, 2.1%, 4/2/2008	$10,400,000	$10,400,000
Bank of America, Grand Cayman, 2.05%, 4/2/2008	10,400,000	10,400,000
Bank of Montreal 2.25%, 4/3/2008	10,506,000	10,506,000
Bank of Nova Scotia 4.6%, 4/2/2008	10,403,000	10,403,000
BNP Paribas, Grand Cayman, 2.7%, 4/1/2008	10,419,000	10,419,000
Citibank, Nassau, 2%, 4/2/2008	10,400,000	10,400,000
Dexia Bank, Grand Cayman, 2%, 4/3/2008	10,500,000	10,500,000
JPMorgan Chase, Nassau, 2.1875%, 4/1/2008	10,419,000	10,419,000
Rabobank Nederland, Grand Cayman, 2.1%, 4/3/2008	10,506,000	10,506,000
Royal Bank of Scotland 2.7%, 4/7/2008	10,514,000	10,514,000
Societe Generale, Grand Cayman, 2.69%, 4/1/2008	10,514,000	10,514,000

Total Time Deposits		114,981,000

US Government Securities 33.3%
US Treasury Bills:
1.527%, 4/17/2008	15,000,000	14,990,000
4.135%, 4/24/2008	10,000,000	9,974,540
1.195%, 8/14/2008	10,000,000	9,956,125
1.175%, 8/21/2008	10,000,000	9,954,639
Federal Farm Credit Bank 1.1%, 4/3/2008*	9,850,000	9,849,398
Federal Home Loan Bank*:
1.78%, 4/3/2008	5,000,000	4,999,514
1.729%, 4/8/2008	10,000,000	9,996,694

Total US Government Securities		69,720,910

Repurchase Agreement 12.3%
Fixed Income Clearing Corporation 1.8%, dated 3/31/2008, maturing 4/1/2008 in the amount of $25,721,286 collateralized by: $14,580,000 Freddie Mac 5%, 1/22/2015; and $10,210,000 Federal Home Loan Bank 5.435%, 12/20/2022, with a total fair market value of $26,496,100	25,720,000	25,720,000

Total Investments 100.5%		210,421,910
Other Assets Less Liabilities (0.5)%		(994,883)

Net Assets 100.0%		$209,427,027

*      Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

Security Valuation - The Fund uses the amortized cost method for valuing its short-term securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity.

Fair Value Measurement - On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of March 31, 2008 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices	$0
Level 2 - Other Significant Observable Inputs	210,421,910
Level 3 - Significant Unobservable Inputs	0

Total	$210,421,910

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CASH MANAGEMENT FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2008

SELIGMAN CASH MANAGEMENT FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.